FVM - Fair value hierarchy - Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	$ 31,712	$ 29,515
Derivative financial instruments	140,707	154,906
Brokerage payables designated at fair value	42,275	45,085
Debt issued designated at fair value	86,341	71,842
Other financial liabilities designated at fair value	27,366	32,033
Total financial liabilities measured at fair value through profit or loss	328,401	333,382
Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	16,632	16,951
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	4,979	4,707
Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	9,126	6,587
Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	915	1,229
Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	71,743	88,508
Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	32,763	37,545
Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	32,926	26,148
Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	1,614	1,199
Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	1,291	1,361
Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	15,922	13,221
Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	6,927	15,333
Funding from UBS Group AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	2,950	1,796
Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	1,566	1,684
Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	25,451	23,578
Derivative financial instruments	716	640
Brokerage payables designated at fair value	0	0
Debt issued designated at fair value	0	0
Other financial liabilities designated at fair value	0	0
Total financial liabilities measured at fair value through profit or loss	26,167	24,219
Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	16,310	16,521
Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	28	36
Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	8,320	5,880
Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	794	1,141
Level 1 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	400	587
Level 1 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0
Level 1 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0
Level 1 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0
Level 1 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0
Level 1 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 1 | Funding from UBS Group AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 1 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	6,110	5,823
Derivative financial instruments	136,833	152,582
Brokerage payables designated at fair value	42,275	45,085
Debt issued designated at fair value	78,509	62,603
Other financial liabilities designated at fair value	25,069	30,055
Total financial liabilities measured at fair value through profit or loss	288,796	296,148
Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	236	352
Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	4,893	4,643
Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	806	706
Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	117	84
Level 2 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	71,322	87,897
Level 2 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	32,656	37,429
Level 2 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	30,209	24,963
Level 2 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	1,341	920
Level 2 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	1,271	1,309
Level 2 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	15,922	13,221
Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	6,927	15,333
Level 2 | Funding from UBS Group AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	1,327	508
Level 2 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	892	993
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	151	114
Derivative financial instruments	3,158	1,684
Brokerage payables designated at fair value	0	0
Debt issued designated at fair value	7,832	9,240
Other financial liabilities designated at fair value	2,297	1,978
Total financial liabilities measured at fair value through profit or loss	13,438	13,015
Effect of change in methodology of testing for observability on liabilities measured at fair value, if applied retrospectively		(1,300)
Change in methodology of testing for observability on liabilities measured at fair value, balance affected	1,900
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	87	78
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	58	27
Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	0	1
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	4	3
Level 3 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	21	24
Level 3 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	107	116
Level 3 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	2,717	1,184
Level 3 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	273	279
Level 3 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	20	52
Level 3 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 3 | Funding from UBS Group AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	1,623	1,287
Level 3 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	$ 674	$ 691